Significant Accounting Policies - Schedule of Ordinary Shares (Details) - PERCEPTION CAPITAL CORP IV [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Redeemable Ordinary Shares [Member]
Redeemable Ordinary Shares
Net loss allocable to ordinary shareholders	$ (879,189)	$ (3,846,271)
Less: Net income (loss) allocable to Non-Redeemable Ordinary Shares	2,823,556	10,337,286
Net income allocable to Redeemable Ordinary Shares subject to possible redemption	$ 1,944,367	$ 6,491,015
Basic Weighted Average Shares Outstanding (in Shares)	4,243,331	16,459,493
Diluted Weighted Average Shares Outstanding (in Shares)	4,243,331	16,459,493
Basic net (loss) income per share (in Dollars per share)	$ 0.46	$ 0.39
Diluted net income per share (in Dollars per share)	$ 0.46	$ 0.39
Non-Redeemable Ordinary Shares
Diluted Weighted Average Shares Outstanding (in Shares)	4,243,331	16,459,493
Diluted net income per share (in Dollars per share)	$ 0.46	$ 0.39
Non-Redeemable Ordinary Shares [Member]
Redeemable Ordinary Shares
Net loss allocable to ordinary shareholders	$ (1,241,408)	$ (1,343,666)
Basic Weighted Average Shares Outstanding (in Shares)	5,991,552	5,750,000
Diluted Weighted Average Shares Outstanding (in Shares)	6,148,938	5,750,000
Basic net (loss) income per share (in Dollars per share)	$ (0.21)	$ (0.23)
Diluted net income per share (in Dollars per share)	$ (0.2)	$ (0.23)
Non-Redeemable Ordinary Shares
Net loss allocable to ordinary shareholders	$ (1,254,723)	$ (1,343,666)
Diluted Weighted Average Shares Outstanding (in Shares)	6,148,938	5,750,000
Diluted net income per share (in Dollars per share)	$ (0.2)	$ (0.23)